UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			             Washington, D.C. 20549

				      FORM 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter: Ended June 30, 2003

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
				   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Grant Investment Management
Address:	323 N. Quincy
		Hinsdale, IL 60521

13F File Number:028-03843

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Edmund  Grant
Title:		Proprietor
Phone:		630-986-1948
Signature, Place, and Date of Signing:
	Edmund Grant
Hinsdale, Illinois		July 25, 2003

Report Type (Check only one)
[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None


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			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	0
Form 13F Information Table Value Total:	0

List of Other Included Managers:  None


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					FORM 13F INFORMATION
TABLE


    Name of Issuer    Title of  Cusip   Fair MarkeShares Investment DiscretioManagersVoting Authority
                       Class   Number   Value     PrincipSole   Shared Shared        Sole SharedNone
                                                  Amount               Other

Abbott Laboratories   Common  002824100   1100564   25150  25150None   None  None        0None   25150
Allstate Corp.        Common  020002101   1196343   33558  33558None   None  None        0None   33558
Altria Group Inc.     Common  02209S103    272640    6000   6000None   None  None        0None    6000
Amer. Italian Pasta CoCommon  027070101   2015860   48400  48400None   None  None        0None   48400
Automatic Data ProcessCommon  053015103    861398   25440  25440None   None  None        0None   25440
BP Amoco p.l.c.       ADS     055622104  10556769  251232 251232None   None  None     3174None  248058
Berkshire Hathaway IncClass A 084670108     72500       1      1None   None  None        0None       1
Berkshire Hathaway IncClass B 084670207  12587400    5180   5180None   None  None       70None    5110
Buckeye Cellulose CorpCommon  11815H104    340000   50000  50000None   None  None        0None   50000
Career Education Corp.Common  141665109   3394510   49700  49700None   None  None        0None   49700
Cintas Corp.          Common  172908105    669627   18900  18900None   None  None        0None   18900
Coca Cola Co.         Common  191216100   4851980  104546 104546None   None  None        0None  104546
Colgate-Palmolive Co. Common  194162103   5412530   93400  93400None   None  None        0None   93400
Dell Computer Corp.   Common  247025109   9240223  290208 290208None   None  None     5000None  285208
Disney, (Walt) Co.    Common  254687106   5236476  265138 265138None   None  None     2400None  262738
Exxon Corp.           Common  302290101  14717965  409857 409857None   None  None     4800None  405057
Federal National MortgCommon  313586109   1234152   18300  18300None   None  None        0None   18300
General Electric Co.  Common  369604103  17501138  610221 610221None   None  None        0None  610221
Gilead Sciences Inc.  Common  375558103    688820   12400  12400None   None  None        0None   12400
Grainger,  W.W. Inc.  Common  384802104   1384096   29600  29600None   None  None        0None   29600
Hewlett Packard Co.   Common  428236103   2064162   96909  96909None   None  None     4000None   92909
Intel Corp.           Common  458140100  15910535  764562 764562None   None  None     8000None  756562
International BusinessCommon  459200101   2618715   31742  31742None   None  None     2000None   29742
JLG Industries Inc.   Common  466210101   1242870  182775 182775None   None  None     4500None  178275
JP Morgan Chase & Co. Common  46625H100    237893    6960   6960None   None  None        0None    6960
Johnson & Johnson     Common  478160104  28190976  545280 545280None   None  None     6000None  539280
Kroger Company        Common  501044101   1638026   98203  98203None   None  None     4000None   94203
Leggett & Platt Inc.  Common  524660107  10678368  520896 520896None   None  None     7400None  513496
Lincare Holdings Inc. Common  532791100   2078358   65750  65750None   None  None        0None   65750
Lowes Companies, Inc. Common  548661107   7357807  171311 171311None   None  None     3000None  168311
Merck & Co. Inc.      Common  589331107  27898110  460745 460745None   None  None     3000None  457745
Microsoft Corp.       Common  594918104  14719155  574070 574070None   None  None        0None  574070
Herman Miller Inc.    Common  600544100   5548456  276593 276593None   None  None     4500None  272093
Molex Inc.            Common  608554101   5767013  213514 213514None   None  None     1757None  211757
Molex Inc. Class A    Class A 608554200   7521969  326900 326900None   None  None     4882None  322018
Motorola, Inc         Common  620076109   3008547  319040 319040None   None  None     5400None  313640
Napro Biotherapeutics Common  630795102     54950   35000  35000None   None  None        0None   35000
Northern Trust Corp.  Common  665859104  10010125  240628 240628None   None  None     4200None  236428
Old Second Bancorp, InCommon  680277100   3027552   71203  71203None   None  None        0None   71203
Pepsico, Inc          Common  713448108  13096350  294300 294300None   None  None     3000None  291300
Qualcomm, Inc.        Common  747525103  11586337  322380 322380None   None  None     3000None  319380
SBC Communications, InCommon  78387G103    459900   18000  18000None   None  None        0None   18000
Schering- Plough, Inc.Common  806605101   8632930  464136 464136None   None  None     3000None  461136
Schlumberger, Ltd.    Common  806857108   4043450   85000  85000None   None  None        0None   85000
State Street Corp.    Common  857119101  20512231  520615 520615None   None  None     5200None  515415
Strattec Security CorpCommon  863111100    798000   15000  15000None   None  None        0None   15000
Sysco Corp.           Common  871829107  14353022  477797 477797None   None  None     7000None  470797
Tellabs Inc           Common  879664100    450049   68605  68605None   None  None     3500None   65105
Tetra Tech Inc.       Common  88162G103    189225   10875  10875None   None  None        0None   10875
Thermo Electron Corp. Common  883556102    577777   27487  27487None   None  None     3375None   24112
Toll Brothers, Inc.   Common  889478103    679440   24000  24000None   None  None        0None   24000
Walgreen Co.          Common  931422109  18833901  625711 625711None   None  None     6600None  619111
Wyeth                 Common  983024100   1769618   38850  38850None   None  None        0       38850
YUM! Brands Inc       Common  988498101    305059   10320  10320None   None  None      600        9720


COLUMN TOTALS                           339195864
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